Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 42,292	$ 6,482	¥ 32,760	¥ 4,721
Estimated amortization expense, 2021	42,405
Estimated amortization expense, 2022	42,405
Estimated amortization expense, 2023	39,592
Estimated amortization expense, 2024	37,740
Estimated amortization expense, 2025	¥ 37,247